Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Commercial property revenue	$ 5,397	$ 5,691	$ 5,043
Hospitality revenue	702	1,909	1,913
Investment and other revenue	494	603	283
Total revenue	6,593	8,203	7,239
Direct commercial property expense	1,936	1,967	1,851
Direct hospitality expense	628	1,219	1,236
Investment and other expense	69	82	26
Interest expense	2,592	2,924	2,464
Depreciation and amortization	319	341	308
General and administrative expense	816	882	1,032
Total expenses	6,360	7,415	6,917
Total fair value (losses) gains, net	(1,322)	596	2,466
Share of net earnings from equity accounted investments	(749)	1,969	947
(Loss) income before income taxes	(1,838)	3,353	3,735
Income tax expense	220	196	81
Net (loss) income	(2,058)	3,157	3,654
Net (loss) income attributable to:
Limited partners	(1,098)	884	764
General partner	0	0	0
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	(1,119)	896	1,085
Limited partnership units of Brookfield Office Properties Exchange LP	(7)	6	17
FV LTIP units of the Operating Partnership	(4)	1	0
Class A shares of Brookfield Property REIT Inc.	(130)	169	112
Interests of others in operating subsidiaries and properties	$ 300	$ 1,201	$ 1,676
Net (loss) income per LP Unit:
Basic (in dollars per share)	$ (2.39)	$ 1.89	$ 2.28
Diluted (in dollars per share)	$ (2.39)	$ 1.89	$ 2.26